SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Unrecognized tax benefits, including interest and penalties	$ 4,776	$ 5,810
Obligations for severance compensation	2,180	1,796
Finance lease obligations - long-term portion	720	0
Total other liabilities	$ 7,676	$ 7,606